DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 56.9%
	EQUITY - 48.5%
89,643	BNY Mellon US Large Cap Core Equity ETF			$ 9,821,287
93,740	Invesco Nasdaq 100 ETF			18,827,679
185,110	Schwab US Dividend Equity ETF			15,647,348
62,605	SPDR Portfolio S&P 500 ETF			4,226,464
27,400	Vanguard Dividend Appreciation ETF			5,426,844
96,790	Vanguard Russell 1000 Growth ETF			9,342,171
38,000	Vanguard Value ETF			6,633,660
				69,925,453
	FIXED INCOME - 8.4%
239,600	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF			12,085,424

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,859,222)			82,010,877

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 23.0%
	U.S. TREASURY BILLS — 23.0%
10,109,000	United States Treasury Bill(a)	4.6200	11/14/24	10,051,748
10,139,000	United States Treasury Bill(a)	4.5100	12/17/24	10,042,259
13,226,000	United States Treasury Bill(a),(b)	4.5200	01/16/25	13,051,289
				33,145,296
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $33,125,611)			33,145,296

Shares
	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUND - 5.0%
7,266,000	First American Government Obligations Fund Class Z, Class Z, 4.79% (Cost $7,266,000) (b) (c)			7,266,000

	TOTAL INVESTMENTS - 84.9% (Cost $112,250,833)			$ 122,422,173
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.1%			$21,739,348
	NET ASSETS - 100.0%			$ 144,161,521

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
2,170	CBOT 2 Year US Treasury Note Futures	01/01/2025	$ 451,885,548	$ 1,233,254
322	CME Japanese Yen Currency Futures	12/17/2024	28,297,763	36,238
	TOTAL FUTURES CONTRACTS			$ 1,269,492

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation (Depreciation)
65	CME E-Mini Standard & Poor's 500 Index Futures	12/23/2024	$ 18,896,313	$ (553,471)
148	CME Feeder Cattle Futures(b)	11/22/2024	18,122,600	(62,785)
66	NYMEX Light Sweet Crude Oil Futures(b)	11/21/2024	4,472,820	409,782
	TOTAL FUTURES CONTRACTS			$ (206,474)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond; rate disclosed is the effective yield as of September 30, 2024.
(b)	All or a portion of this investment is a holding of the DAMF Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.